Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

		(In Millions)
	At December 31
	2012	2011
Land and improvements	$140	$172
Buildings	819	926
Machinery and equipment	2,054	2,025

	3,013	3,123
Less: Accumulated depreciation	1,687	1,669

Total	$1,326	$1,454